                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-9142

                         THE NAVELLIER PERFORMANCE FUNDS
                          One East Liberty, Third Floor
                                Reno Nevada 89501
                                 1-800-887-8671

                               Agent for Service:
                                SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111

Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End:  December 31, 2004

Date of Reporting Period:  June 30, 2005

Item 1.  Reports to Stockholders

      The Semi-Annual Report for the Navellier Performance Funds for the period ended June 30, 2005 follows:

                          NAVELLIER PERFORMANCE FUNDS

                                                               SEMIANNUAL REPORT
                                                                   June 30, 2005

[GRAPHIC]



      Mid Cap Growth Portfolio                                  [NAVELLIER LOGO]
Aggressive Micro Cap Portfolio
       Fundamental A Portfolio

                                                SEMIANNUAL REPORT, June 30, 2005
                                                     NAVELLIER PERFORMANCE FUNDS
                                                   One East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------

Dear Shareholder,

      During the first six months of the year, mid cap stocks dominated both small cap and large cap stocks. The Russell Mid Cap Index gained a respectable +3.92% through June versus a drop of -1.25% for the small cap Russell 2000 Index and a modest gain of +0.11% for the large cap Russell 1000 Index. Looking at a trailing 12-month time period, mid cap stocks also exhibited superior returns versus their small and large cap counterparts. Specifically, the Russell Mid Cap Index gained +17.12% versus gains of +9.45% and +7.92% for the Russell 2000 and 1000 indexes, respectively. More recently, however, small cap stocks have begun to exhibit relative strength as the Russell 2000 Index gained +4.32% during the second quarter versus gains of +3.43% and +2.05% for the Russell Mid Cap Growth and Russell 1000 indexes, respectively.

      The Navellier Mid Cap Growth Portfolio continued its growth path for the year as evidenced by a return of +2.53% during the first half of 2005 versus a return of +1.70% for the Russell Mid Cap Growth Index. With respect to individual holdings, Aetna Inc. (AET) +32.78%, Nextel Partners Inc. (NXTP) +28.81%, and Kerr-McGee Corp. (KMG) +32.05% were the three holdings that contributed the most toward positive portfolio performance. The three stocks that restrained portfolio performance the most were Cree Inc. (CREE) -36.45%, TIBCO Software Inc. (TIBX) -50.97%, and Wynn Resorts Ltd. (WYNN) -29.36%.

[LINE GRAPH -- MID CAP GROWTH PORTFOLIO - CLASS A SHARES]

                                                     MID CAP GROWTH
                                                        PORTFOLIO            RUSSELL MID CAP GROWTH        RUSSELL 2000 GROWTH
                                                     --------------          ----------------------        -------------------
11/26/96                                                  10000                       10000                       10000
6/30/97                                                   11385                       10884                       10790
12/31/97                                                  12965                       12066                       11582
6/30/98                                                   14404                       13498                       12214
12/31/98                                                  14560                       14222                       11725
6/30/99                                                   21569                       16240                       13228
12/31/99                                                  33049                       21516                       16777
6/30/00                                                   33771                       24130                       16983
12/31/00                                                  34250                       18988                       13014
6/30/01                                                   25965                       16527                       13019
12/31/01                                                  24954                       15162                       11814
6/30/02                                                   22489                       12175                        9764
12/31/02                                                  19257                       11008                        8238
6/30/03                                                   22100                       13070                        9830
12/31/03                                                  25287                       15709                       12237
6/30/04                                                   25554                       16641                       12932
12/31/04                                                  28930                       18140                       13987
6/30/05                                                   29663                       18448                       13486

                    MID CAP GROWTH PORTFOLIO - REGULAR CLASS

          TOTAL RETURNS FOR                      RUSSELL   RUSSELL
            PERIODS ENDED                        MID CAP    2000
            JUNE 30, 2005*              FUND     GROWTH    GROWTH
  ----------------------------------   -------   -------   -------
  Six Months                             2.53%    1.70%    (3.58)%
  One Year                              16.08%   10.86%      4.29%
  Annualized Five Year                 (2.56)%   (5.23)%   (4.51)%
  Annualized Since Inception**          13.50%    7.38%      3.54%
  Value of a $10,000 investment over
   Life of Fund**                      $29,663   $18,448   $13,486
  *  The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not predictive of future performance.
  ** Inception November 26, 1996

[LINE GRAPH -- AGGRESSIVE MICRO CAP PORTFOLIO - CLASS A SHARES]

                                                  AGGRESSIVE MICRO CAP
                                                        PORTFOLIO              RUSSELL 2000 GROWTH            RUSSELL 2000
                                                  --------------------         -------------------            ------------
3/17/97                                                   10000                       10000                       10000
6/30/97                                                   11432                       11168                       11146
12/31/97                                                  13276                       11988                       12377
6/30/98                                                   14090                       12642                       12987
12/31/98                                                  13289                       12135                       12062
6/30/99                                                   13856                       13691                       13181
12/31/99                                                  15254                       17364                       14626
6/30/00                                                   23288                       17578                       15071
12/31/00                                                  18888                       13470                       14185
6/30/01                                                   17246                       13475                       15156
12/31/01                                                  16141                       12228                       14536
6/30/02                                                   16714                       10106                       13853
12/31/02                                                  12480                        8526                       11559
6/30/03                                                   13912                       10175                       13626
12/31/03                                                  17553                       12665                       17021
6/30/04                                                   18140                       13385                       18172
12/31/04                                                  19209                       14477                       20140
6/30/05                                                   18287                       13958                       19888

                         AGGRESSIVE MICRO CAP PORTFOLIO

           TOTAL RETURNS FOR                      RUSSELL
             PERIODS ENDED                         2000     RUSSELL
            JUNE 30, 2005*               FUND     GROWTH     2000
  -----------------------------------   -------   -------   -------
  Six Months                            (4.80)%   (3.58)%   (1.25)%
  One Year                                0.81%    4.29%      9.45%
  Annualized Five Year                  (4.72)%   (4.51)%     5.71%
  Annualized Since Inception**            7.55%    4.10%      8.64%
  Value of a $10,000 investment over
   Life of Fund**                       $18,287   $13,958   $19,888
  *  The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not
     predictive of future performance.
  ** Inception March 17, 1997

      Given the continued strength in the asset class, we are optimistic that our shareholders will be well served in our Mid Cap Growth strategy in the remainder of the year. Moreover, our fundamental quantitative stock selection model was adjusted slightly during the second quarter by notably increasing its emphasis on sales growth. We also replaced one variable, historical earnings growth, with operating margin. As such, we believe we are well positioned moving forward.

      The Navellier Aggressive Micro Cap Portfolio was buffeted by the same economic factors and slightly underperformed the small cap Russell 2000 Growth Index during the period, returning -4.80% versus -3.58% for the index. Specifically, over the course of the first half of the year, stock selection in the healthcare, consumer staples, and technology sectors contributed the greatest amount to positive portfolio performance. However, it was stock selection that caused the portfolio to struggle somewhat when looking at benchmark comparisons. The portfolio had clear winners for the period as evidenced by the performance of Hansen Natural Corp. (HANS) +132.68%, LCA-Vision Inc. (LCAV) +107.27%, and Retail Ventures Inc. (RVI) +92.11%. Yet, companies such as ADA-ES Inc. (ADES) -37.11%, Petroleum Development Corp. (PETD) -17.42%, and TASER International Inc. (TASR) -68.28% did not favor the portfolio with the performance that we expected. Despite the underperformance, given the highly attractive overall market valuation measures, and the current strength of the small cap market in general, we continue to be confident over the potential for positive returns as the year progresses.

      The Navellier Fundamental A Portfolio did not fully participate in the six month period, as the fund only started on May 1, 2005. The fund returned +2.00% in May and +4.22% in June, as many of the fundamentally strong companies held by the portfolio were rewarded by the market. From an industry perspective, energy/minerals and industrial services were the two sectors that helped to benefit the portfolio for the period. However, electronic technology and producer/manufacturing were the two sectors that did not perform as expected. While the overall market is offering attractive valuations, the present fundamentals of the portfolio continue to be exceptionally strong. For example, the stocks within the portfolio enjoy sales growth, earnings growth, and return on equity averages that are all significantly above the benchmark average. As we look toward year end, given the exceptionally attractive market valuations that we are seeing, there is a wealth of opportunity for us to exploit.

MARKET OUTLOOK

      The big debate in the consulting community is not so much whether value is resurging after beating growth for the past five years, but whether the risk associated with growth portfolios is now lower than that which is currently associated with value portfolios. Value products have traditionally exhibited lower volatility than growth products. With the massive multiple compressions that many growth stocks have endured over the past couple of years, the markets appear to be making a relative shift towards favoring less volatile names, many of which are currently found in our growth portfolios.

      Traditionally, you had to look long and hard to find growth stocks that had strong earnings, and represented the full spectrum of risk as measured by volatility. Currently, we are finding a large number of stocks that have fantastic earnings, and are on the lower end of the volatility spectrum. As always, we strive to construct portfolios that have representation in low, moderate, and high volatility stocks.

      The current market environment is providing us with plenty of opportunity in all three risk categories, without sacrificing the growth rates of the underlying companies. Many of the energy companies that were purchased over the past six quarters have produced wonderful returns with minimal volatility, relative to their underlying growth rates.

WHAT IS WORKING ON WALL STREET

      We recently finished our quarterly back-testing of the fundamental variables that are explaining positive performance in this market environment. Sales Growth, Earnings Momentum, Earnings Growth Relative to Price Earnings Ratios, and Operating Margin Expansion are still very dominant in our respective fundamental stock selection models. Interestingly, Earnings Surprises are much less dominant in our fundamental models. This is probably due to continued problems lately with the quality of analysts' estimates on Wall Street.

      The second quarter earnings announcement season is about to commence, and we are very excited about the prospects for the companies in our portfolios. Although earnings momentum is slowing due to the fact that a strengthening U.S. dollar curtails the earnings growth of many large multi-national companies, we remain excited about the earnings prospects for all our growth stocks, especially those small cap and mid cap growth stocks that are not significantly impacted by the strengthening U.S. dollar.

      The resurging U.S. dollar is attracting a lot of foreign capital back to the U.S., and is helping to drive intermediate and long-term bond yields lower. This is especially true of the dollar versus the euro, as Europe is the source of massive amounts of capital going into bonds. This foreign capital is also starting to flow into U.S. stocks, which is potentially very bullish long-term, because as money flow increases, the market will be receiving the catalyst it needs to mount a sustainable rally.

      If there is a problem with the stock market near-term, it is that the breadth and power remains narrow, with a minority of stocks accounting for most of the gains. In our fundamental stock selection models, the top 10% to 15% of stocks are the only stocks suitable to pass our quantitative based fundamental criteria.

      During certain periods of a market cycle there is broad based participation when up to 30% of our overall universe will look attractive. It is during such periods where there is a lot of breadth that index funds tend to perform well. In the current market environment, quite the opposite is true. Careful stock selection is paramount, and market benchmarks are having difficulty posting positive results. Strong relative and absolute results can only be achieved through careful consideration of price behavior, fundamental composition, and sound portfolio construction technique.

      Always feel free to contact us if you have any questions, or if we can help you in any way. Additionally, if you would like to receive Navellier's free weekly market commentary via e-mail, please visit www.navellier.com/marketmail to subscribe.

Sincerely,

-s- Louis G. Navellier
LOUIS G. NAVELLIER
Chief Investment Officer

-s- Shawn Price
SHAWN PRICE
Portfolio Manager

-s- Michael J. Borgen
MICHAEL J. BORGEN
Portfolio Manager

-s- Arjen Kuyper
ARJEN KUYPER
President & Chief Operating Officer

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)
MID CAP GROWTH PORTFOLIO

(SECTOR WEIGHTINGS GRAPH)

Computer Software and Services                                                   10.70
Telecommunications Equipment and Services                                         9.60
Healthcare Products and Services                                                  8.90
Retail                                                                            7.60
Producer Manufacturing                                                            7.00
Medical Specialties                                                               6.70
Oil and Gas Services                                                              6.10
Apparel                                                                           6.00
Consumer Products and Services                                                    5.30
Biotechnology & Drugs                                                             3.80
Food/Beverages                                                                    3.20
Electronics                                                                       3.10
Healthcare Facilities                                                             3.00
Pharmaceuticals                                                                   2.40
Hotels and Motels                                                                 2.20
Metals                                                                            2.00
Financial Services                                                                1.90
Information Technology                                                            1.80
Semiconductors                                                                    1.60
Real Estate Investment Trust                                                      1.20
Publishing                                                                        1.10
Construction Services                                                             1.00
Aerospace/Defense                                                                 1.00
Veterinary Services                                                               0.90
Iron & Steel                                                                      0.80
Movies & Entertainment                                                            0.70
Short-Term Investments                                                            0.40

--------------------------------------------------------
  Shares                                   Market Value
--------------------------------------------------------
COMMON STOCKS -- 99.1%
AEROSPACE/DEFENSE -- 1.0%
    40,100  Rockwell Collins              $    1,911,968
                                          --------------
APPAREL -- 6.0%
    33,500  Abercrombie & Fitch Co.            2,301,450
   105,600  American Eagle Outfitters,
              Inc.                             3,236,640
    79,600  COACH, Inc.*                       2,672,172
    59,200  Urban Outfitters, Inc.*            3,356,048
                                          --------------
                                              11,566,310
                                          --------------
BIOTECHNOLOGY & DRUGS -- 3.8%
    50,000  Affymetrix, Inc.*                  2,696,500
    47,500  Barr Pharmaceuticals, Inc.*        2,315,150
    52,500  Edwards Lifesciences Corp.*        2,258,550
                                          --------------
                                               7,270,200
                                          --------------
COMPUTER SOFTWARE AND SERVICES -- 10.6%
   120,400  Adobe Systems, Inc.                3,445,848
    98,600  Autodesk, Inc.                     3,388,882
    76,300  Macromedia, Inc.*                  2,916,186
    68,200  McAfee, Inc.*                      1,785,476
   102,500  NCR Corp.*                         3,599,800
    37,700  Pixar*                             1,886,885
    58,500  VeriSign, Inc.*                    1,682,460
   131,300  Western Digital Corp.*             1,762,046
                                          --------------
                                              20,467,583
                                          --------------
CONSTRUCTION SERVICES -- 1.0%
    19,600  Toll Brothers, Inc.*               1,990,380
                                          --------------
CONSUMER PRODUCTS AND SERVICES -- 5.3%
    33,900  Black & Decker Corp.               3,045,915
    41,600  Medco Health Solutions,
              Inc.*                            2,219,776
    45,700  Station Casinos, Inc.              3,034,480
    33,300  The Clorox Company                 1,855,476
                                          --------------
                                              10,155,647
                                          --------------
ELECTRONICS -- 3.1%
    52,000  AMETEK, Inc.                       2,176,200
    78,500  Rockwell International Corp.       3,823,735
                                          --------------
                                               5,999,935
                                          --------------
FINANCIAL SERVICES -- 1.9%
    12,600  Chicago Mercantile Exchange        3,723,300
                                          --------------

--------------------------------------------------------
  Shares                                   Market Value
--------------------------------------------------------
FOOD/BEVERAGES -- 3.2%
   130,000  Constellation Brands,
              Inc. -- Class A*            $    3,835,000
    36,000  Hershey Foods Corp.                2,235,600
                                          --------------
                                               6,070,600
                                          --------------
HEALTHCARE FACILITIES -- 3.0%
    57,000  Triad Hospitals, Inc.*             3,114,480
    42,700  Universal Health Services,
              Inc. -- Class B                  2,655,086
                                          --------------
                                               5,769,566
                                          --------------
HEALTHCARE PRODUCTS AND SERVICES -- 8.8%
    51,400  Aetna, Inc.                        4,256,948
    53,600  Community Health Systems,
              Inc.*                            2,025,544
    44,000  Covance, Inc.*                     1,974,280
    41,500  Coventry Health Care, Inc.*        2,936,125
    58,750  DaVita, Inc.*                      2,671,950
    67,200  Renal Care Group, Inc.*            3,097,920
                                          --------------
                                              16,962,767
                                          --------------
HOTELS AND MOTELS -- 2.2%
    34,000  Choice Hotels International,
              Inc.                             2,233,800
    50,000  MGM MIRAGE*                        1,979,000
                                          --------------
                                               4,212,800
                                          --------------
INFORMATION TECHNOLOGY -- 1.8%
    72,000  Cognizant Technology
              Solutions Corp.*                 3,393,360
                                          --------------
IRON & STEEL -- 0.8%
    73,700  Allegheny Technologies, Inc.       1,625,822
                                          --------------
MEDICAL SPECIALTIES -- 6.7%
    32,300  Beckman Coulter, Inc.              2,053,311
    30,000  C.R. Bard, Inc.                    1,995,300
    50,000  Dade Behring Holdings, Inc.        3,250,500
    31,200  Lincare Holdings, Inc.*            1,274,208
    50,000  Patterson Companies, Inc.*         2,254,000
    38,000  Quest Diagnostics, Inc.            2,024,260
                                          --------------
                                              12,851,579
                                          --------------

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)

                MID CAP GROWTH PORTFOLIO
--------------------------------------------------------
  Shares                                   Market Value
--------------------------------------------------------
METALS -- 2.0%
    44,700  Cameco Corp.                  $    2,000,325
    38,600  Nucor Corp.                        1,760,932
                                          --------------
                                               3,761,257
                                          --------------
MOVIES & ENTERTAINMENT -- 0.7%
    68,800  Regal Entertainment Group          1,298,944
                                          --------------
OIL AND GAS SERVICES -- 6.1%
    36,500  Diamond Offshore Drilling,
              Inc.                             1,950,195
    51,300  EOG Resources, Inc.                2,913,840
    45,000  Kerr-McGee Corp.                   3,433,950
    30,000  Sunoco, Inc.                       3,410,400
                                          --------------
                                              11,708,385
                                          --------------
PHARMACEUTICALS -- 2.4%
    53,000  Celgene*                           2,160,810
    52,700  Pharmaceutical Product
              Development*                     2,469,522
                                          --------------
                                               4,630,332
                                          --------------
PRODUCER MANUFACTURING -- 6.9%
    31,800  Energizer Holdings, Inc.*          1,977,006
    85,000  Graco, Inc.                        2,895,950
    31,400  ITT Industries, Inc.               3,065,582
    80,000  Pentair, Inc.                      3,424,800
    25,000  Precision Castparts Corp.          1,947,500
                                          --------------
                                              13,310,838
                                          --------------
PUBLISHING -- 1.1%
    51,000  John Wiley & Sons, Inc.            2,026,230
                                          --------------
REAL ESTATE INVESTMENT TRUST -- 1.2%
    39,000  Starwood Hotels & Resorts
              Worldwide, Inc.                  2,284,230
                                          --------------
RETAIL -- 7.5%
    98,000  7-Eleven, Inc.*                    2,963,520
    93,000  Darden Restaurants, Inc.           3,067,140
    68,400  Michaels Stores, Inc.              2,829,708
    51,600  Nordstrom, Inc.                    3,507,252
    41,000  YUM! Brands, Inc.                  2,135,280
                                          --------------
                                              14,502,900
                                          --------------

--------------------------------------------------------
  Shares                                   Market Value
--------------------------------------------------------
--------------------------------------------------------
SEMICONDUCTORS -- 1.5%
    78,100  Marvell Technology Group
              Ltd.*                       $    2,970,924
                                          --------------
TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 9.6%
    79,600  Harris Corp.                       2,484,316
    28,000  L-3 Communications Holdings,
              Inc.                             2,144,240
   166,800  Nextel Partners, Inc.*             4,198,356
    50,000  NII Holdings, Inc. -- Class
              B*                               3,197,000
    26,400  Research In Motion Ltd.*           1,947,000
    24,100  SpectraSite, Inc.*                 1,793,763
    53,500  United States Cellular
              Corp.*                           2,671,790
                                          --------------
                                              18,436,465
                                          --------------
VETERINARY SERVICES -- 0.9%
    72,200  VCA Antech, Inc.*                  1,750,850
                                          --------------
TOTAL COMMON STOCKS
  (COST $147,652,685)                        190,653,172
                                          --------------
MONEY MARKET FUNDS -- 0.4%
   708,291  FBR Fund for Government
              Investors
              (Cost $708,291)                    708,291
                                          --------------
TOTAL INVESTMENTS -- 99.5%
  (COST $148,360,976)                        191,361,463
Other Assets in Excess of
  Liabilities -- 0.5%                            970,310
                                          --------------
NET ASSETS -- 100.0%                      $  192,331,773
                                          ==============

------------------------------

* Non-income producing.

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)
AGGRESSIVE MICRO CAP PORTFOLIO

(SECTOR WEIGHTINGS GRAPH)

Producer Manufacturing                                                            9.9
Oil and Gas Services                                                              9.4
Medical Specialties                                                               9.4
Healthcare Products and Services                                                  9.3
Computer Software and Services                                                    8.2
Consumer Products and Services                                                    8.0
Commercial Services                                                               7.4
Retail                                                                            5.3
Telecommunications Equipment and Services                                         3.3
Apparel and Textiles                                                              3.2
Food, Beverage, & Tobacco                                                         3.0
Distribution/Wholesale                                                            2.3
Aerospace/Defense                                                                 2.2
Hotels & Motels                                                                   2.0
Chemicals                                                                         1.8
Electronic Equipment - Services                                                   1.8
Internet Services                                                                 1.7
Regional Banks and Thrifts                                                        1.6
Advertising                                                                       1.5
Short-Term Investments                                                            1.4
Communications Equipment                                                          1.3
Semiconductors and Related                                                        1.3
Chemical Manufacturing                                                            1.2
Real Estate Investment Trust                                                      1.1
Medical Equipment & Supplies                                                      1.0
Recreational Activities                                                           0.9
E-Commerce                                                                        0.5

---------------------------------------------------------
  Shares                                    Market Value
---------------------------------------------------------
COMMON STOCKS -- 98.7%
ADVERTISING -- 1.5%
    20,560  Jupitermedia Corp.*            $      352,193
                                           --------------
AEROSPACE/DEFENSE -- 2.2%
     8,400  Innovative Solutions and
              Support, Inc.*
     6,730  United Industrial Corp.               281,988
                                                  240,530
                                           --------------
                                                  522,518
                                           --------------
APPAREL AND TEXTILES -- 3.2%
     5,045  Cherokee, Inc.                        174,658
    10,945  Forward Industries, Inc.*             175,011
    40,415  Hartmarx Corp.*                       406,979
                                           --------------
                                                  756,648
                                           --------------
CHEMICAL MANUFACTURING -- 1.2%
     6,635  Surmodics, Inc.*                      287,760
                                           --------------
CHEMICALS -- 1.8%
     9,000  NL Industries, Inc.                   138,510
    11,700  NuCo2, Inc.*                          300,339
                                           --------------
                                                  438,849
                                           --------------
COMMERCIAL SERVICES -- 7.4%
     7,290  Duratek, Inc.*                        168,982
    11,000  Hub Group, Inc. -- Class A*           275,550
     7,300  Navigant Consulting, Inc.*            128,918
    22,300  OMI Corp.                             423,923
     8,000  Ritchie Bros. Auctioneers,
              Inc.                                308,400
     7,860  Steiner Leisure Ltd.*                 291,370
    20,540  TeleTech Holdings, Inc.*              167,401
                                           --------------
                                                1,764,544
                                           --------------
COMMUNICATIONS EQUIPMENT -- 1.3%
     6,700  Endwave Corp.*                        318,920
                                           --------------
COMPUTER SOFTWARE AND SERVICES -- 8.2%
     8,410  Ansoft Corp.*                         203,186
     5,610  ANSYS, Inc.*                          199,211
     8,600  PAR Technology Corp.*                 275,200
     4,310  Quality Systems, Inc.*                204,208
    21,895  Sapient Corp.*                        173,627
     9,000  SI International, Inc.*               269,640
     4,960  Synaptics, Inc.*                      105,946
     8,785  TALX Corp.                            253,974
    15,510  Witness Systems, Inc.*                282,747
                                           --------------
                                                1,967,739
                                           --------------

---------------------------------------------------------
  Shares                                    Market Value
---------------------------------------------------------
CONSUMER PRODUCTS AND SERVICES -- 8.0%
     9,100  Brookfield Homes Corp.         $      414,960
     4,785  Chattem, Inc.*                        198,099
     4,970  Hansen Natural Corp.*                 421,059
    11,215  Marine Products Corp.                 163,178
     8,600  Nature's Sunshine Products,
              Inc.                                149,984
    10,750  Schwak, Inc.                          268,750
     7,400  The Toro Co.                          285,714
                                           --------------
                                                1,901,744
                                           --------------
DISTRIBUTION/WHOLESALE -- 2.3%
     3,975  Building Materials Holding
              Corp.                               275,428
    18,100  Spartan Stores, Inc.*                 265,527
                                           --------------
                                                  540,955
                                           --------------
E-COMMERCE -- 0.5%
     3,480  Overstock.com, Inc.*                  123,888
                                           --------------
ELECTRONIC EQUIPMENT -- SERVICES -- 1.8%
     8,395  ADA-ES, Inc.*                         126,765
     9,800  WESCO International, Inc.*            307,524
                                           --------------
                                                  434,289
                                           --------------
FOOD, BEVERAGE, & TOBACCO -- 3.0%
    32,700  Cuisine Solutions, Inc.*              196,200
    13,900  Lancer Corp.*                         248,115
     5,840  Perdiago ADR                          275,064
                                           --------------
                                                  719,379
                                           --------------
HEALTHCARE PRODUCTS AND SERVICES -- 9.3%
     9,200  Amedisys, Inc.*                       338,376
     5,540  Connetics Corp.*                       97,726
    11,495  Gentiva Health Services,
              Inc.*                               205,301
     5,275  Haemonetics Corp.*                    214,376
    11,775  Healthcare Services Group,
              Inc.                                236,442
    12,000  Matria Healthcare, Inc.*              386,759
     7,400  Psychiatric Solutions, Inc.*          360,454
     6,540  Serologicals Corp.*                   138,975
     4,710  Sunrise Senior Living, Inc.*          254,246
                                           --------------
                                                2,232,655
                                           --------------

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited) (continued)

             AGGRESSIVE MICRO CAP PORTFOLIO
---------------------------------------------------------
  Shares                                    Market Value
---------------------------------------------------------
HOTELS & MOTELS -- 2.0%
    10,000  John Q. Hammons Hotels, Inc.*  $      235,500
    10,980  Riviera Holdings Corp.*               248,697
                                           --------------
                                                  484,197
                                           --------------
INTERNET SERVICES -- 1.7%
    29,350  Intermix Media, Inc.*                 245,659
     4,770  j2 Global Communications,
              Inc.*                               164,279
                                           --------------
                                                  409,938
                                           --------------
MEDICAL EQUIPMENT & SUPPLIES -- 1.0%
     5,060  Intuitive Surgical, Inc.*             235,998
                                           --------------
MEDICAL SPECIALTIES -- 9.4%
     7,105  Aspect Medical Systems, Inc.*         211,303
     4,500  Biosite, Inc.*                        247,455
    13,300  Immucor, Inc.*                        385,035
     4,700  Landauer, Inc.                        243,977
     8,000  Laserscope*                           331,520
     9,400  LCA-Vision, Inc.                      455,524
     7,850  Palomar Medical Technologies,
              Inc.*                               187,772
    40,000  Star Scientific, Inc.*                178,800
                                           --------------
                                                2,241,386
                                           --------------
OIL AND GAS SERVICES -- 9.5%
    10,655  Adams Resources & Energy,
              Inc.                                212,035
     9,200  Berry Petroleum Co. -- Class
              A                                   486,496
     6,935  Energy Partners, Ltd.*                181,766
     9,345  Enterra Energy Trust                  222,224
    28,600  Grey Wolf, Inc.*                      211,926
     6,400  Penn Virginia Corp.                   285,888
    12,880  Resource America, Inc. --
              Class A                             496,266
     7,475  World Fuel Services Corp.             174,990
                                           --------------
                                                2,271,591
                                           --------------
PRODUCER MANUFACTURING -- 9.9%
     7,600  A.S.V., Inc.*                         308,104
     9,385  Blount International, Inc.*           156,636
     9,200  Cascade Corp.                         397,899
     6,200  Cleveland-Cliffs, Inc.                358,112
     8,600  Gehl Co.*                             334,884
    10,400  Hexcel Corp.*                         175,968
     6,995  Intermagnetics General Corp.*         215,166
     9,720  Raven Industries, Inc.                227,642
     7,430  Shuffle Master, Inc.*                 208,263
                                           --------------
                                                2,382,674
                                           --------------
REAL ESTATE INVESTMENT TRUST -- 1.1%
    10,280  Aaron Rents, Inc.                     255,869
                                           --------------

---------------------------------------------------------
  Shares                                    Market Value
---------------------------------------------------------
---------------------------------------------------------
RECREATIONAL ACTIVITIES -- 0.9%
     7,915  Movie Gallery, Inc.            $      209,193
                                           --------------
REGIONAL BANKS AND THRIFTS -- 1.6%
     7,300  Bank of the Ozarks, Inc.              239,732
     2,050  First Regional Bancorp*               135,608
                                           --------------
                                                  375,340
                                           --------------
RETAIL -- 5.3%
    11,405  CKE Restaurants, Inc.                 158,758
     3,365  Red Robin Gourmet Burgers,
              Inc.*                               208,563
    29,195  Retail Ventures, Inc.*                398,219
    15,600  Stein Mart, Inc.                      343,200
    14,020  Trans World Entertainment
              Corp.*                              165,857
                                           --------------
                                                1,274,597
                                           --------------
SEMICONDUCTORS AND RELATED -- 1.3%
    32,900  Microtune, Inc.*                      164,994
    19,160  MIPS Technologies, Inc.*              137,952
                                           --------------
                                                  302,946
                                           --------------
TELECOMMUNICATIONS EQUIPMENT
  AND SERVICES -- 3.3%
     6,750  Comtech Telecommunications
              Corp.*                              220,253
     9,200  NICE Systems Ltd. ADR*                363,124
    23,900  UbiquiTel, Inc.*                      195,024
                                           --------------
                                                  778,401
                                           --------------
TOTAL COMMON STOCKS
  (COST $19,024,237)                           23,584,211
                                           --------------
MONEY MARKET FUNDS -- 1.4%
   329,099  FBR Fund for Government
              Investors (Cost $329,099)           329,099
                                           --------------
TOTAL INVESTMENTS -- 100.1%
  (COST $19,353,336)                           23,913,310
Liabilities in Excess of Other
  Assets -- (0.1%)                                (19,944)
                                           --------------
NET ASSETS -- 100.0%                       $   23,893,366
                                           ==============

------------------------------

* Non-income producing.

ADR -- American Depositary Receipts

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)
FUNDAMENTAL A PORTFOLIO

(SECTOR WEIGHTINGS GRAPH)

Oil / Gas                                                                        27.3
Construction Services                                                             7.3
Building Materials and Products                                                   6.8
Short-Term Investments                                                            6.0
Apparel and Accessories                                                           5.8
Communications Equipment and Services                                             5.4
Transportation                                                                    4.6
Computer Software and Services                                                    4.2
Chemicals                                                                         4.0
Pharmaceuticals                                                                   3.5
Regional Banks                                                                    3.2
Real Estate Investment Trust                                                      2.8
Single-Family Housing Construction                                                2.7
Metals                                                                            2.6
Business Services                                                                 2.5
Financial Services                                                                2.4
Plastic Products                                                                  2.3
Savings & Loans                                                                   2.2
Furniture & Fixtures                                                              2.2
Personal Services                                                                 1.1
Coal                                                                              1.1

--------------------------------------------------------
  Shares                                   Market Value
--------------------------------------------------------
COMMON STOCKS -- 79.4%
APPAREL AND ACCESSORIES -- 4.9%
       180  American Eagle                $        5,517
        95  Forward Industries, Inc.*              1,519
       150  Genseco, Inc.*                         5,564
                                          --------------
                                                  12,600
                                          --------------
BUILDING MATERIALS AND PRODUCTS -- 5.7%
        30  Building Materials Holding
              Corp.                                2,079
       130  Cemex de C.V. ADR                      5,515
        90  Tenaris ADR                            7,044
                                          --------------
                                                  14,638
                                          --------------
BUSINESS SERVICES -- 2.1%
       145  Computer Programs and
              Systems, Inc.                        5,404
                                          --------------
CHEMICALS -- 3.3%
       120  FMC Corp.*                             6,737
        40  The Dow Chemical Company               1,781
                                          --------------
                                                   8,518
                                          --------------
COAL -- 0.9%
        45  CONSOL Energy, Inc.                    2,411
                                          --------------
COMMUNICATIONS EQUIPMENT AND
  SERVICES -- 4.6%
       180  Comtech Telecommunications
              Corp.*                               5,873
       365  Tim Participacoes ADR                  5,767
                                          --------------
                                                  11,640
                                          --------------
COMPUTER SOFTWARE AND SERVICES -- 3.6%
       125  Apple Computer, Inc.*                  4,601
        90  Pixar, Inc.*                           4,505
                                          --------------
                                                   9,106
                                          --------------
CONSTRUCTION SERVICES -- 6.1%
       100  Labor Ready, Inc.*                     2,331
        80  Pulte Homes, Inc.                      6,739
        65  Toll Brothers, Inc.*                   6,601
                                          --------------
                                                  15,671
                                          --------------
FINANCIAL SERVICES -- 2.0%
       150  CompuCredit Corp.*                     5,142
                                          --------------

--------------------------------------------------------
  Shares                                   Market Value
--------------------------------------------------------
FURNITURE & FIXTURES -- 1.8%
       210  Tempur-Pedic International,
              Inc.*                       $        4,658
                                          --------------
METALS -- 2.2%
       105  Quanex Corp.                           5,566
                                          --------------
OIL/GAS -- 23.2%
       125  Cal Dive International,
              Inc.*                                6,546
       100  ConocoPhillips                         5,749
        90  Hydril Company*                        4,892
       195  Patterson -- UTI Energy,
              Inc.                                 5,427
       120  Premcor, Inc.                          8,902
        80  Sunoco, Inc.                           9,094
       250  UGI Corp.                              6,975
       145  Valero Energy Corp.                   11,470
                                          --------------
                                                  59,055
                                          --------------
PERSONAL SERVICES -- 1.0%
       165  Nutri/System, Inc.*                    2,435
                                          --------------
PHARMACEUTICALS -- 3.0%
       115  Kos Pharmaceuticals, Inc.*             7,533
                                          --------------
PLASTIC PRODUCTS -- 1.9%
       500  Core Molding Technologies,
              Inc.*                                4,855
                                          --------------
REAL ESTATE INVESTMENT TRUST -- 2.4%
       175  American Home Mortgage
              Investment Corp.                     6,118
                                          --------------
REGIONAL BANKS -- 2.7%
        55  Banco Bradesco ADR                     1,946
       200  Center Financial Corp.                 4,966
                                          --------------
                                                   6,912
                                          --------------
SAVINGS & LOANS -- 1.9%
        65  Downey Financial Corp.                 4,758
                                          --------------
SINGLE-FAMILY HOUSING CONSTRUCTION -- 2.2%
        65  Standard Pacific Corp.                 5,717
                                          --------------

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)

                FUNDAMENTAL A PORTFOLIO
--------------------------------------------------------
  Shares                                   Market Value
--------------------------------------------------------
TRANSPORTATION -- 3.9%
        55  Overseas Shipholding Group,
              Inc.                        $        3,281
       565  World Air Holdings, Inc.*              6,622
                                          --------------
                                                   9,903
                                          --------------
TOTAL COMMON STOCKS
  (COST $191,239)                                202,640
                                          --------------

--------------------------------------------------------
  Shares                                   Market Value
--------------------------------------------------------
--------------------------------------------------------
MONEY MARKET FUNDS -- 5.1%
    12,995  FBR Fund for Government
              Investors
              (Cost $12,995)              $       12,995
                                          --------------
TOTAL INVESTMENTS -- 84.5%
  (COST $204,234)                                215,635
Other Assets in Excess of
  Liabilities -- 15.5%                            39,662
                                          --------------
NET ASSETS -- 100.0%                      $      255,297
                                          ==============

------------------------------

* Non-income producing.

ADR -- American Depositary Receipts

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)

                                                           MID CAP       AGGRESSIVE
                                                            GROWTH        MICRO CAP     FUNDAMENTAL A
                                                          PORTFOLIO       PORTFOLIO       PORTFOLIO
 ASSETS
   Securities at Cost................................    $148,360,976    $19,353,336      $204,234
                                                         ------------    -----------      --------
   Securities at Value (Note 1)......................    $191,361,463    $23,913,310      $215,635
   Investment Income Receivable (Note 1).............          40,261          8,475            96
   Receivable for Securities Sold (Note 1)...........       2,643,299             --            --
   Receivable for Shares Sold........................         762,143          1,314        18,562
   Receivable from Investment Adviser................              --          7,048        15,866
   Other Assets......................................          24,125         15,187        16,734
                                                         ------------    -----------      --------
     Total Assets....................................     194,831,291     23,945,334       266,893
                                                         ------------    -----------      --------
 LIABILITIES
   Investment Advisory Fee Payable (Note 2)..........         106,084             --            --
   Administrative Fee Payable (Note 2)...............           1,058            328             3
   Payable for Securities Purchased (Note 1).........       1,994,714             --            --
   Payable for Shares Redeemed.......................         347,773         30,968            --
   Distribution Fees Payable (Note 3)................           1,950            328             3
   Trustee Fees Payable..............................           1,855          1,621         2,697
   Other Liabilities.................................          46,084         18,723         8,893
                                                         ------------    -----------      --------
     Total Liabilities...............................       2,499,518         51,968        11,596
                                                         ------------    -----------      --------
 NET ASSETS..........................................    $192,331,773    $23,893,366      $255,297
                                                         ============    ===========      ========
 NET ASSETS CONSIST OF:
   Paid-in Capital applicable to:
     Regular Class...................................    $163,522,023    $47,280,745      $245,229
     I Class.........................................      51,263,234             --            --
   Accumulated Net Investment Income (Loss)..........        (697,839)      (131,157)          384
   Accumulated Net Realized Loss on Investments......     (64,756,132)   (27,816,196)       (1,717)
   Net Unrealized Appreciation of Investments........      43,000,487      4,559,974        11,401
                                                         ------------    -----------      --------
 NET ASSETS..........................................    $192,331,773    $23,893,366      $255,297
                                                         ============    ===========      ========
 PRICING OF REGULAR CLASS SHARES
 Net assets attributable to Regular Class shares.....    $141,737,378    $23,893,366      $255,297
 Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par
   value)............................................       5,306,371        913,071        24,017
 Net asset value, offering and redemption price per
   share.............................................    $      26.71    $     26.17      $  10.63
 PRICING OF I CLASS SHARES
 Net assets attributable to I Class shares...........    $ 50,594,395    $        --      $     --
 Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)........       1,855,209             --            --
 Net asset value, offering and redemption price per
   share.............................................    $      27.27    $        --      $     --

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2005* (Unaudited)

                                                             MID CAP      AGGRESSIVE
                                                             GROWTH        MICRO CAP     FUNDAMENTAL A
                                                            PORTFOLIO      PORTFOLIO       PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1)...................................    $    14,425    $     2,549      $     68
   Dividends (A) (Note 1)..............................        506,994         51,300           693
                                                           -----------    -----------      --------
     Total Investment Income...........................        521,419         53,849           761
                                                           -----------    -----------      --------
 EXPENSES
   Investment Advisory Fee (Note 2)....................        817,737        104,305           212
   Distribution Plan Fees -Regular Class (Note 3)......        182,497         31,078            63
   Administrative Fee (Note 2).........................         97,349         31,043            63
   Transfer Agent Fees
     Regular Class.....................................         76,810         33,472           218
     I Class...........................................         16,920             --            --
   Accounting and Pricing Fees.........................         46,792         43,660         5,719
   Shareholder Reports and Notices.....................         37,084         21,965         5,351
   Custodian Fees......................................         32,437          7,450         2,440
   Trustees' Fees and Expenses (Note 2)................          9,939          9,433         2,697
   Legal Expense.......................................          8,841          7,450         2,428
   Registration Fees
     Regular Class.....................................         13,016         15,245         1,408
     I Class...........................................         10,513             --            --
   Audit Fees..........................................          7,983          6,905         1,938
   Compliance Fees.....................................            495            495           248
   Pricing Expense.....................................            992          1,488           486
   Other Expenses......................................         11,579          5,506         1,931
                                                           -----------    -----------      --------
     Total Expenses....................................      1,370,984        319,495        25,202
     Less Expenses Waived and/or Reimbursed by
       Investment Adviser (Note 2).....................       (151,726)      (134,489)      (24,825)
                                                           -----------    -----------      --------
       Net Expenses....................................      1,219,258        185,006           377
                                                           -----------    -----------      --------
 NET INVESTMENT INCOME (LOSS)..........................       (697,839)      (131,157)          384
                                                           -----------    -----------      --------
 Net Realized Gain (Loss) on Investments...............     11,817,536       (192,554)       (1,717)
 Change in Net Unrealized Appreciation/Depreciation of
   Investments.........................................     (6,190,316)    (1,135,081)       11,401
                                                           -----------    -----------      --------
 NET GAIN (LOSS) ON INVESTMENTS........................      5,627,220     (1,327,635)        9,684
                                                           -----------    -----------      --------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS..........................................    $ 4,929,381    $(1,458,792)     $ 10,068
                                                           ===========    ===========      ========
 ------------------------------------------------------

 (A) Net of foreign tax withholding of:                    $   1,223       $   1,597        $    --

  * Except for the Fundamental A Portfolio which represents the period from commencement of operations (May 2, 2005) through June 30, 2005.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        AGGRESSIVE MICRO CAP       FUNDAMENTAL A
                                            MID CAP GROWTH                   PORTFOLIO               PORTFOLIO
                                              PORTFOLIO                                               FOR THE
                                      FOR THE SIX      FOR THE       FOR THE SIX      FOR THE      PERIOD ENDED
                                     MONTHS ENDED     YEAR ENDED    MONTHS ENDED     YEAR ENDED      JUNE 30,
                                     JUNE 30, 2005   DECEMBER 31,   JUNE 30, 2005   DECEMBER 31,       2005*
                                      (UNAUDITED)        2004        (UNAUDITED)        2004        (UNAUDITED)
                                     -------------   ------------   -------------   ------------   -------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Income (Loss)....  $   (697,839)   $(1,314,017)    $  (131,157)   $  (131,660)     $    384
   Net Realized Gain (Loss) on
     Investment Transactions.......    11,817,536     16,641,195        (192,554)     1,066,951        (1,717)
   Change in Net Unrealized
     Appreciation/Depreciation of
     Investments...................    (6,190,316)    10,994,328      (1,135,081)     2,952,065        11,401
                                     ------------    ------------    -----------    -----------      --------
     Net Increase (Decrease) in Net
       Assets Resulting from
       Operations..................     4,929,381     26,321,506      (1,458,792)     3,887,356      $ 10,068
                                     ------------    ------------    -----------    -----------      --------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of
     Shares:
       Regular Class...............     9,423,424     37,004,895       1,194,141      5,215,329       245,229
       I Class.....................     7,604,973     32,462,485              --             --            --
   Net Proceeds from Acquisition of
     Shares:
       Regular Class...............            --             --              --     16,325,752            --
   Cost of Shares Redeemed**:
       Regular Class...............   (29,836,038)   (73,967,911)     (4,460,186)   (10,833,375)           --
       I Class.....................    (9,681,088)    (7,689,839)             --             --            --
                                     ------------    ------------    -----------    -----------      --------
     Net Increase (Decrease) in Net
       Assets Resulting from Share
       Transactions................   (22,488,729)   (12,190,370)     (3,266,045)    10,707,706       245,229
                                     ------------    ------------    -----------    -----------      --------
     TOTAL INCREASE (DECREASE) IN
       NET ASSETS..................   (17,559,348)    14,131,136      (4,724,837)    14,595,062       255,297
 NET ASSETS -- Beginning of
   Period..........................  $209,891,121    $195,759,985    $28,618,203    $14,023,141      $     --
                                     ------------    ------------    -----------    -----------      --------
 NET ASSETS -- End of Period.......  $192,331,773    $209,891,121    $23,893,366    $28,618,203      $255,297
                                     ============    ============    ===========    ===========      ========
 ACCUMULATED NET INVESTMENT INCOME
   (LOSS)..........................  $   (697,839)   $        --     $  (131,157)   $        --      $    384
                                     ============    ============    ===========    ===========      ========
 SHARES
   Sold:
       Regular Class...............       361,653      1,612,043          46,253        205,280        24,017
       I Class.....................       288,925      1,394,190              --             --            --
   Acquired:
       Regular Class...............            --             --              --        705,969            --
   Redeemed:
       Regular Class...............    (1,145,436)    (3,255,504)       (174,401)      (428,297)           --
       I Class.....................      (363,175)      (315,806)             --             --            --
                                     ------------    ------------    -----------    -----------      --------
     Net Increase (Decrease) in
       Shares......................      (858,033)      (565,077)       (128,148)       428,952        24,017
                                     ============    ============    ===========    ===========      ========
 ---------------------------------

 * From Commencement of Operations May 2, 2005.
 ** Effective May 2, 2005, the cost of shares redeemed is net of the 2% redemption fee on Fund shares which have been held 60 days or less. For the period ended June 30, 2005, these fees were $272, $1,108, and $511 for the Mid Cap Growth Portfolio - Regular Class, Mid Cap Growth Portfolio - I Class, and Aggressive Micro Cap Portfolio, respectively.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                MID CAP GROWTH PORTFOLIO
                                                                      REGULAR CLASS
                                        -------------------------------------------------------------------------
                                         FOR THE SIX
                                        MONTHS ENDED                 FOR THE YEARS ENDED DECEMBER 31,
                                        JUNE 30, 2005    --------------------------------------------------------
                                         (UNAUDITED)       2004        2003        2002        2001        2000
                                        -------------    --------    --------    --------    --------    --------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period...........................      $26.05         $22.77      $17.34      $22.47      $30.84      $30.20
                                          --------       --------    --------    --------    --------    --------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss..............       (0.11)         (0.19)      (0.18)      (0.16)      (0.05)      (0.25)
     Net Realized and Unrealized Gain
       (Loss) on Investments..........        0.77           3.47        5.61       (4.97)      (8.32)       1.32(A)
                                          --------       --------    --------    --------    --------    --------
   Total from Investment Operations...        0.66           3.28        5.43       (5.13)      (8.37)       1.07
                                          --------       --------    --------    --------    --------    --------
 Distributions to Shareholders:
     From Net Realized Gain...........          --             --          --          --          --       (0.43)
                                          --------       --------    --------    --------    --------    --------
   Paid-in Capital from Redemption
     Fees.............................        0.00(B)          --          --          --          --          --
                                          --------       --------    --------    --------    --------    --------
   Net Increase (Decrease) in Net
     Asset Value......................        0.66           3.28        5.43       (5.13)      (8.37)       0.64
                                          --------       --------    --------    --------    --------    --------
   Net Asset Value -- End of Period...      $26.71         $26.05      $22.77      $17.34      $22.47      $30.84
                                          ========       ========    ========    ========    ========    ========
 TOTAL INVESTMENT RETURN..............        2.53%(C)      14.40%      31.31%     (22.83)%    (27.14)%      3.63%
 RATIOS TO AVERAGE NET ASSETS: (NOTE
   2)
   Expenses After Reimbursement.......        1.34%(D)       1.34%       1.34%       1.34%       1.34%       1.34%
   Expenses Before Reimbursement......        1.47%(D)       1.45%       1.50%       1.49%       1.50%       1.41%
   Net Investment Loss After
     Reimbursement....................       (0.80)%(D)     (0.74)%     (0.91)%     (0.80)%     (0.19)%     (0.87)%
   Net Investment Loss Before
     Reimbursement....................       (0.93)%(D)     (0.85)%     (1.07)%     (0.95)%     (0.35)%     (0.94)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate............          88%(D)         96%        131%        170%        261%        196%
   Net Assets at End of Period (in
     thousands).......................    $141,737       $158,655    $176,079    $136,836    $165,561    $261,040
   Number of Shares Outstanding at End
     of Period (in thousands).........       5,306          6,090       7,734       7,890       7,370       8,463
 ------------------------------------

  (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.

  (B) Less than $0.01

  (C) Total returns for periods of less than one year are not annualized.

  (D) Annualized

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              MID CAP GROWTH PORTFOLIO
                                                                       I CLASS
                                      -------------------------------------------------------------------------
                                       FOR THE SIX                                                   FOR THE
                                      MONTHS ENDED         FOR THE YEARS ENDED DECEMBER 31,        PERIOD ENDED
                                      JUNE 30, 2005    ----------------------------------------    DECEMBER 31,
                                       (UNAUDITED)      2004       2003       2002       2001         2000*
                                      -------------    -------    -------    -------    -------    ------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period.........................      $26.55        $23.13     $17.56     $22.65     $30.95       $31.31
                                         -------       -------    -------    -------    -------      -------
   Income (Loss) from Investment
     Operations:
     Net Investment Income (Loss)...       (0.06)        (0.07)     (0.10)     (0.09)      0.05        (0.08)
     Net Realized and Unrealized
       Gain (Loss) on Investments...        0.78          3.49       5.67      (5.00)     (8.35)        0.15(A)
                                         -------       -------    -------    -------    -------      -------
   Total from Investment
     Operations.....................        0.72          3.42       5.57      (5.09)     (8.30)        0.07
                                         -------       -------    -------    -------    -------      -------
 Distributions to Shareholders:
     From Net Realized Gain.........          --            --         --         --         --        (0.43)
                                         -------       -------    -------    -------    -------      -------
   Paid-in Capital from Redemption
     Fees...........................        0.00(B)         --         --         --         --           --
                                         -------       -------    -------    -------    -------      -------
   Net Increase (Decrease) in Net
     Asset Value....................        0.72          3.42       5.57      (5.09)     (8.30)       (0.36)
                                         -------       -------    -------    -------    -------      -------
   Net Asset Value -- End of
     Period.........................      $27.27        $26.55     $23.13     $17.56     $22.65       $30.95
                                         =======       =======    =======    =======    =======      =======
 TOTAL INVESTMENT RETURN............        2.71%(C)     14.79%     31.72%    (22.47)%   (26.82)%       0.31%(C)
 RATIOS TO AVERAGE NET ASSETS: (NOTE
   2)
   Expenses After Reimbursement.....        0.99%(D)      0.99%      0.99%      0.99%      0.99%        0.99%(D)
   Expenses Before Reimbursement....        1.21%(D)      1.19%      1.15%      1.14%      1.15%        1.06%(D)
   Net Investment Income (Loss)
     After Reimbursement............       (0.45)%(D)    (0.38)%    (0.56)%    (0.46)%     0.16%       (0.47)%(D)
   Net Investment Loss Before
     Reimbursement..................       (0.67)%(D)    (0.58)%    (0.72)%    (0.61)%     0.00%**     (0.54)%(D)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate..........          88%(D)        96%       131%       170%       261%         196%
   Net Assets at End of Period (in
     thousands).....................     $50,594       $51,236    $19,681    $13,179    $14,160      $24,947
   Number of Shares Outstanding at
     End of Period (in thousands)...       1,855         1,929        851        751        625          806
 ----------------------------------

  (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.
  (B) Less than $0.01
  (C) Total returns for periods of less than one year are not annualized.
  (D) Annualized

  * From Commencement of Operations February 2, 2000.

 ** The net investment income ratio is less than 0.01%.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    AGGRESSIVE MICRO CAP
                                                                          PORTFOLIO
                                              FOR THE SIX
                                             MONTHS ENDED              FOR THE YEARS ENDED DECEMBER 31,
                                             JUNE 30, 2005    --------------------------------------------------
                                              (UNAUDITED)      2004       2003       2002      2001       2000
                                             -------------    -------    -------    ------    -------    -------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period................................      $27.49        $25.12     $17.86    $23.10     $27.03     $22.35
                                                -------       -------    -------    ------    -------    -------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss...................       (0.14)        (0.13)     (0.23)    (0.28)     (0.18)     (0.14)
     Net Realized and Unrealized Gain
       (Loss) on Investments...............       (1.18)         2.50       7.49     (4.96)     (3.75)      5.43(A)
                                                -------       -------    -------    ------    -------    -------
   Total from Investment Operations........       (1.32)         2.37       7.26     (5.24)     (3.93)      5.29
                                                -------       -------    -------    ------    -------    -------
 Distributions to Shareholders:
     From Net Realized Gain................          --            --         --        --         --      (0.61)
                                                -------       -------    -------    ------    -------    -------
   Paid-in Capital from Redemption Fees....        0.00(B)         --         --        --         --         --
                                                -------       -------    -------    ------    -------    -------
   Net Increase (Decrease) in Net Asset
     Value.................................       (1.32)         2.37       7.26     (5.24)     (3.93)      4.68
                                                -------       -------    -------    ------    -------    -------
   Net Asset Value -- End of Period........      $26.17        $27.49     $25.12    $17.86     $23.10     $27.03
                                                =======       =======    =======    ======    =======    =======
 TOTAL INVESTMENT RETURN...................       (4.80)%(C)     9.43%     40.65%   (22.68)%   (14.54)%    23.82%
 RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
   Expenses After Reimbursement............        1.49%(D)      1.49%      1.49%     1.49%      1.49%      1.48%
   Expenses Before Reimbursement...........        1.08%(D)      2.73%      2.50%     2.23%      2.08%      1.84%
   Net Investment Loss After
     Reimbursement.........................       (1.06)%(D)    (0.74)%    (1.01)%   (1.20)%    (0.72)%    (0.85)%
   Net Investment Loss Before
     Reimbursement.........................       (2.14)%(D)    (1.98)%    (2.02)%   (1.94)%    (1.31)%    (1.21)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate.................          93%(D)       169%       224%      167%       203%       269%
   Net Assets at End of Period (in
     thousands)............................     $23,893       $28,618    $14,023    $9,481    $16,543    $29,191
   Number of Shares Outstanding at End of
     Period (in thousands).................         913         1,041        558       531        716      1,080
 -----------------------------------------

  (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.

  (B) Less than $0.01
  (C) Total returns for periods of less than one year are not annualized.
  (D) Annualized

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               FUNDAMENTAL A
                                                                 PORTFOLIO
                                                                  FOR THE
                                                                PERIOD ENDED
                                                               JUNE 30, 2005*
                                                                (UNAUDITED)
                                                               --------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Period....................      $10.00
                                                                   ------
   Income from Investment Operations:
     Net Investment Income...................................        0.02
     Net Realized and Unrealized Gain on Investments.........        0.61
                                                                   ------
   Total from Investment Operations..........................        0.63
                                                                   ------
   Net Increase in Net Asset Value...........................        0.63
                                                                   ------
   Net Asset Value -- End of Period..........................      $10.63
                                                                   ======
 TOTAL INVESTMENT RETURN(A)..................................        6.30%
 RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
   Expenses After Reimbursement..............................        1.45%(B)
   Expenses Before Reimbursement.............................       97.08%(B)
   Net Investment Income After Reimbursement.................        1.48%(B)
   Net Investment Loss Before Reimbursement..................      (94.15)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate...................................           3%(B)
   Net Assets at End of Period (in thousands)................      $  255
   Number of Shares Outstanding at End of Period (in
     thousands)..............................................          24
 ------------------------------------------------------------

  (A) Total returns for periods of less than one year are not annualized.
  (B) Annualized

  * From Commencement of Operations May 2, 2005.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2005

1. Significant Accounting Policies

     The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load diversified portfolios. The Fund's objective is to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of three separate portfolios, each with its own investment objectives and policies: the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, and the Fundamental A Portfolio, each a diversified open-end management company portfolio.

     The Mid Cap Growth Portfolio consists of two share classes: Regular Class shares offered since November 26, 1996, and I Class shares offered since December 28, 1999. Income and expenses of the Portfolio are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only to Regular Class, and other class specific transfer agent fees, which accrue at different rates. Effective May 2, 2005, the Fund charges a redemption fee of 2.00% of the amount redeemed if the shares sold were held for fewer than 60 days. Redemption fees are paid directly to the Fund.

     The following is a summary of significant accounting policies which the Fund follows:

        (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.

        (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are computed on an identified cost basis.

        (c) Dividends from net investment income, if any, are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

        (d) The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates

     Investment advisory services are provided by Navellier & Associates, Inc. which employs the same investment advisory personnel, analysts and staff which it provided to Navellier Management Inc., the predecessor investment advisor (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.84% of the daily net assets of the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, and the Fundamental A Portfolio. The Adviser receives an annual fee equal to 0.10% of average daily net assets of the Mid Cap Growth Portfolio and 0.25% of the average daily net assets of the Aggressive Micro Cap Portfolio and the Fundamental A Portfolio in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. In arriving at, and approving, this advisory fee, the Trustees considered among other factors the capability of the advisor, the reasonableness of the fee, the cost of providing these investment advisory services, the nature of the services provided, a comparison of fees paid to other advisors by other mutual funds for similar types of services, client relationships received by the advisor, the desirability of a different investment advisor and the advisor's willingness to limit reimbursement for payment of expenses it advanced for the Fund. Louis Navellier an officer of the Fund is also an officer and director of the Adviser.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

     The Adviser has agreed to limit the total operating expenses of each Portfolio to 1.49% of average annual net assets, except for the Mid Cap Growth Portfolio -- Regular Class and the Mid Cap Growth Portfolio -- I Class which are limited to 1.34% and 0.99%, respectively. In order to maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, and the Fundamental A Portfolio totaling $151,726, $134,489 and $24,825, respectively.

3. Distribution Plan

     Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Mid Cap Growth Portfolio (Regular Class shares only), the Aggressive Micro Cap Portfolio, and the Fundamental A Portfolio, for expenses incurred in the promotion and distribution of shares of the Fund. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

4. Securities Transactions

     For the period ended June 30, 2005, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                     MID CAP       AGGRESSIVE
                                      GROWTH        MICRO CAP     FUNDAMENTAL A
                                    PORTFOLIO       PORTFOLIO       PORTFOLIO
                                   ------------    -----------    -------------
Purchases........................  $ 85,551,857    $11,488,198      $238,815
Sales............................  $110,015,315    $14,863,881      $ 45,858

5. Federal Income Tax

     The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

     The Funds paid no distributions for the years ended December 31, 2004 and 2003.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

     The following information is computed on a tax basis for each item for the year ended December 31, 2004:

                                                     MID CAP        AGGRESSIVE
                                                      GROWTH        MICRO CAP
                                                   ------------    ------------
Gross Unrealized Appreciation....................  $ 49,865,249    $  6,456,666
Gross Unrealized Depreciation....................      (681,346)       (779,662)
                                                   ------------    ------------
Net Unrealized Appreciation......................    49,183,903       5,677,004
Capital Loss Carryforward........................   (76,566,768)    (27,605,591)
                                                   ------------    ------------
Total Accumulated Earnings.......................  $(27,382,865)   $(21,928,587)
                                                   ============    ============
Federal Income Tax Cost*.........................  $161,267,048    $ 22,872,875
                                                   ============    ============

     As of June 30, 2005, the Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

                                                                          GROSS
                                     FEDERAL TAX    GROSS UNREALIZED    UNREALIZED    NET UNREALIZED
                                        COST*         APPRECIATION     DEPRECIATION    APPRECIATION
                                     ------------   ----------------   ------------   --------------
Mid Cap Growth Portfolio...........  $148,360,976     $45,306,478      $(2,305,991)    $43,000,487
Aggressive Micro Cap Portfolio.....  $ 19,371,387     $ 5,406,401      $  (864,478)    $ 4,541,923
Fundamental A Portfolio............  $    204,234     $    13,612      $    (2,211)    $    11,401

* The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and U.S. generally accepted accounting principles.

During the year ended December 31, 2004, the Mid Cap Growth Portfolio and the Aggressive Micro Cap Portfolio utilized $16,117,665 and $986,873, respectively, of capital loss carryforwards. The remaining capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. As of December 31, 2004, the Funds have the following capital loss carryforwards:

                                                                      EXPIRATION
                                                         AMOUNT          DATE
                                                       -----------    ----------
Mid Cap Growth.......................................  $47,066,049       2009
                                                       $29,500,719       2010
Aggressive Micro Cap*................................  $   176,545       2007
                                                       $12,497,963       2008
                                                       $11,625,060       2009
                                                       $ 3,306,023       2011

* A portion of these capital losses may be limited under tax regulations.

     Reclassification of capital accounts -- As of December 31, 2004, the Funds made reclassifications of net investment loss on the Statements of Assets and Liabilities as follows:

                                     UNDISTRIBUTED                   ACCUMULATED
                                          NET                        NET REALIZED
                                      INVESTMENT        PAID-IN        LOSS ON
                                         LOSS           CAPITAL      INVESTMENTS
                                     -------------    -----------    ------------
Mid Cap Growth.....................   $1,314,017      $(1,314,017)    $       --
Aggressive Micro Cap...............   $  131,660      $(7,586,700)    $7,455,040

     The above reclassifications have no effect on the Funds' net assets or net asset value per share and are designed to present the Funds components of capital on a tax basis.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

6. Borrowing Agreement

     The Funds have a short-term borrowing agreement with Custodial Trust Company which may be drawn upon for temporary purposes. At June 30, 2005 no fund had outstanding borrowings.

7. Acquisition

     On August 27, 2004, a Special Meeting of Shareholders of the Navellier Performance Aggressive Growth Portfolio was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Navellier Performance Aggressive Growth Portfolio in exchange for shares of the Navellier Performance Aggressive Micro Cap Portfolio. The acquisition was approved.

     The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation (depreciation) and realized gain (loss) immediately before and after the reorganization:

                                                                                              AFTER
                                                              BEFORE REORGANIZATION       REORGANIZATION
                                                           ---------------------------    --------------
                                                            NAVELLIER       NAVELLIER       NAVELLIER
                                                           PERFORMANCE     PERFORMANCE     PERFORMANCE
                                                            AGGRESSIVE     AGGRESSIVE       AGGRESSIVE
                                                              GROWTH        MICRO CAP       MICRO CAP
                                                            PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                           ------------    -----------    --------------
Shares...................................................     1,782,649       436,424         1,142,393
Net Assets...............................................  $ 16,325,752    $10,092,994     $ 26,418,746
Net Asset Value..........................................  $       9.16    $    23.13      $      23.13
Unrealized Appreciation (Depreciation)...................  $   (453,026)   $  823,555      $    370,529
Realized Loss............................................  $(25,876,255)   $(8,746,493)    $(34,622,748)

8. Commitments and Contingencies

     In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. Proxy Voting Guidelines

     Navellier is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that Navellier uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30, 2005 are available without charge upon request by calling toll free 1-800-887-8671. It is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

10. Quarterly Portfolio Disclosure

     The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling toll free 1-800-622-1386. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES

      As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 through June 30, 2005).

ACTUAL EXPENSES

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2005" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                                   EXPENSES
                                                                                                 PAID DURING
                                       NET EXPENSE    TOTAL RETURN   BEGINNING       ENDING        THE SIX
                                          RATIO        SIX MONTHS     ACCOUNT       ACCOUNT         MONTHS
                                        ANNUALIZED       ENDED         VALUE         VALUE          ENDED
                                         JUNE 30,       JUNE 30,     JANUARY 1,     JUNE 30,       JUNE 30,
                                           2005         2005(A)       2005(A)         2005          2005*
                                       ------------   ------------   ----------   ------------   ------------
MID CAP GROWTH PORTFOLIO
      Regular Class Actual...........     1.34%           2.53%      $1,000.00     $1,025.30        $6.73
      Regular Class Hypothetical.....     1.34%           2.48%      $1,000.00     $1,018.15        $6.71
      I Class Actual.................     0.99%           2.71%      $1,000.00     $1,027.10        $4.98
      I Class Hypothetical...........     0.99%           2.48%      $1,000.00     $1,019.89        $4.96
AGGRESSIVE MICRO CAP PORTFOLIO
      Actual.........................     1.49%          (4.80%)     $1,000.00     $  952.00        $7.21
      Hypothetical...................     1.49%           2.48%      $1,000.00     $1,017.41        $7.45
FUNDAMENTAL A PORTFOLIO
      Actual.........................     1.45%           6.30%      $1,000.00     $1,063.00        $2.46
      Hypothetical...................     1.45%           0.82%      $1,000.00     $1,005.84        $2.39
-------------------------------------

  (A) Except for the Fundamental A Portfolio which commenced operations on May 2, 2005.

   * Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period), except for the Fundamental A Portfolio which represents the period from commencement of operations (May 2, 2005) through June 30, 2005.

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
[GRAPHIC]








TRANSFER AGENT                     CUSTODIAN                      NAVELLIER OFFICES

Integrated Fund Services, Inc.     FBR National Trust Company     c/o Navellier Securities Corp.
P.O. Box 5354                      4922 Fairmont Avenue           One East Liberty, Third Floor
Cincinnati, Ohio 45201-5354        Bethesda, MD 20814             Reno, Nevada 89501

800-622-1386 E.S.T.                                               800-887-8671 P.S.T.

Item 2.   Codes of Ethics

      (a),(b) Registrant, The Navellier Performance Funds, has a Code of Ethics. Navellier & Associates, Inc., the Registrant's current Investment Advisor, also has a Code of Ethics. Both of those Codes of Ethics apply to The Navellier Performance Funds' principal executive officer and principal financial officer, Louis G. Navellier, and to The Navellier Performance Funds' principal accounting officer and comptroller, Arjen Kuyper, or to persons performing similar functions for The Navellier Performance Funds.

      (c), (d) There have been no amendments to those Codes of Ethics during the last fiscal year or during the first half of this fiscal year or waivers from the application of those Codes of Ethics to anyone during the last fiscal year.

      (e) N/A. See subparagraphs (c) and (d) above.

      (f) (3) The Navellier Performance Funds undertakes and agrees to provide to any person, without charge, upon request, a copy of such Codes of Ethics upon receiving a written or electronic request which provides a name and address or location to which the person requests that copies of the codes of ethics be sent.

Item 3.   Audit Committee Financial Expert

      (a)(1)(i) The Navellier Performance Funds has at least one audit committee financial expert serving on its audit committee.

      (a)(2) That person is Arnold Langsen and he is an independent audit committee financial expert. Mr. Langsen was professor of financial economics at California State University at Hayward from 1979 - 1992 and has substantial experience teaching, reviewing and assessing companies' financial statements. The audit committee also has an interested audit committee financial expert who is Louis Navellier. Mr. Navellier has been giving investment advice for over 20 years based in part on the review and assessment of companies' financial statements and has since 1994 reviewed and assessed the financial statements for the mutual funds he manages.

Item 4.   Principal Accountant Fees and Services

      (a) Audit Fees. The aggregate fees billed to The Navellier Performance Funds for each of the last two fiscal years for the audit of The Navellier Performance Funds annual financial statements and services normally provided by an accountant in connection with statutory and regulatory filings were as follows: The aggregate fees for fiscal 2003 were $19,800. The aggregate fees for audit services for fiscal 2004 were $24,000.

      (b) Audit Related Fees. There were no fees billed for each of the last two fiscal years for assurance and related services by the principal accountant related to audits not reported under subparagraph (a) above for 2003 or for 2004.

      (c) Tax Fees. The aggregate fees billed by The Navellier Performance Funds' principal accountant for tax compliance, tax advice or tax planning for 2003 were $5,000 and for 2004 were $5,000.

      (d) All Other Fees. There were no other fees billed by The Navellier Performance Funds' principal accountant for other services for 2003 or 2004.

      (e)(1) The audit committee's pre-approval policies and procedures were as follows: The audit committee (consisting of the entire Board of Trustees) approves the hiring of the accountant or accounting firm to perform the registrant's audit and or non audit services pursuant to procedures and policies pre-approved by the audit committee which call for the accounting firm to perform the audit or non audit services in conformance with federal securities laws and regulations.

       If there are any non audit services which the accountant or accounting firm perform for the registrant's investment advisor or its related entities, the audit committee also pre-approves those services if the engagement relates directly to the operations and financial reporting of the registrant.

       (e)(2)  N/A

       (f) N/A

       (g) $55,000 for 2003
           $32,750 for 2004

       (h) See Item 4, paragraph (e)(1).

Item 5.    Audit Committee of Listed Registrants

      The Audit Committee is not a separately designated standing committee. It consists of all members of the Board of Trustees, (i.e., Barry Sander, Joel E. Rossman, Arnold Langsen and Jacques Delacroix.) and Louis G. Navellier.

Item 6.    Reserved (See Item 1)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        N/A

Item 8.    Portfolio Management of Closed - End Management Investment Companies

        N/A

Item 9. Purchases of Equity Securities By Closed - End Management Investment Company and Affiliated Purchases

        N/A

Item 10.   Submission of Matters to a Vote of Security Holders

      There were no changes to Procedures for recommending nominees to the Board of Trustees.

Item 11.   Controls and Procedures

      (a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

      (b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal year-end that have materially affected, or are reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 12.   Exhibits

      (a)(1) N/A The Codes of Ethics are available on request.

      (a)(2) A separate Certification by Louis Navellier is attached hereto as
Exhibit 1. A separate Certification by Arjen Kuyper is attached hereto as
Exhibit 2.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    THE NAVELLIER PERFORMANCE FUNDS



Date:  September 8, 2005            By  /s/ Louis G. Navellier
                                        --------------------------------------
                                        Louis G. Navellier
                                        Principal Executive Officer



      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    THE NAVELLIER PERFORMANCE FUNDS



Date:  September 8, 2005            By  /s/ Louis G. Navellier
                                        --------------------------------------
                                        Louis G. Navellier
                                        Principal Executive Officer


                                    THE NAVELLIER PERFORMANCE FUNDS



Date:  September 8, 2005            By  /s/ Louis G. Navellier
                                        --------------------------------------
                                        Louis G. Navellier
                                        Principal Financial Officer